Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2023	2024
	US$’000	US$’000
At cost:
Leasehold property	815	—
Office equipment	14	14
Computers	27	27
Furniture & fittings	14	14
Renovation	46	46
Motor vehicle	16	16
	932	117
	As of December 31,
	2023	2024
	US$’000	US$’000
Less: Accumulated depreciation
Leasehold property	35	—	*
Office equipment	13	14
Computers	26	27
Furniture & fittings	12	14
Renovation	40	46
Motor vehicle	15	16
	141	117
Property and equipment, net	791		**
*	On June 28, 2024, Delixy sold a property at 883 North Bridge Road #04-01, Southbank, Singapore 198785 (the “Property”) to Wisecome Oil Pte. Ltd. for a consideration of S$1,300,000 pursuant to a sale and purchase agreement dated June 28, 2024. The consideration for the disposal of the Property was based on the fair value of the Property as determined by an external, independent and qualified valuer undertaken on May 8, 2024.
**	— Denotes amount less than US$1,000.

Depreciation expense for the financial years ended December 31, 2022, 2023 and 2024 were US$24,000, US$24,000 and US$11,000, respectively.